Summary of Significant Accounting Policies - Advertising Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Advertising expense	$ 55.7	$ 27.0	$ 10.7